Investments in Equity Accounted Investees - Summary of Material Joint Venture (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2015 INR (₨)
Disclosure of joint ventures [line items]
Current assets	₨ 1,362,648.3		₨ 1,163,336.4		$ 20,907.5
Non-current assets	1,873,288.9		1,503,309.6		28,742.6
Current liabilities	(1,427,782.7)		(1,152,886.2)		(21,906.8)
Non-current liabilities	(894,207.2)		(974,917.6)		(13,720.1)
Cash and cash equivalents	147,167.5		139,867.6	₨ 171,536.1	2,258.0	$ 2,146.0	₨ 197,430.9
Revenue	2,882,951.1	$ 44,233.9	2,656,495.1	2,705,112.6
Net income/(loss)	67,682.0	1,038.5	62,234.4	96,872.2
Other comprehensive income	308,003.9	4,725.8	(290,268.4)	58,537.2
Total comprehensive income for the year	375,685.9	5,764.3	(228,034.0)	155,409.4
Depreciation and amortization	209,818.2	3,219.3	182,405.4	168,074.9
Interest income	(7,122.4)	(109.3)	(5,640.7)	(7,186.6)
Interest expense (net)	46,365.0	711.4	42,365.7	47,912.6
Income tax expense/(credit)	₨ 38,058.5	$ 583.9	₨ 35,670.0	27,512.7
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Principal activity	Manufacture and assembly of vehicles	Manufacture and assembly of vehicles
Principal place of the business	China	China
% holding	50.00%	50.00%	50.00%
Current assets	₨ 82,317.9		₨ 76,082.8		1,263.0
Non-current assets	122,184.9		88,525.6		1,874.7
Current liabilities	(99,298.3)		(75,650.7)		(1,523.6)
Non-current liabilities	(14,184.1)		(14,249.7)		(217.6)
Cash and cash equivalents	40,466.8		50,258.5		620.9
Current financial liabilities (excluding trade and other payables and provisions)	(3,885.2)		(17.0)		(59.6)
Non-current financial liabilities (excluding trade and other payables and provisions)	(13,999.6)		(14,168.8)		(214.8)
Share of net assets of material joint venture	45,510.2		37,354.0		698.3
Other consolidation adjustments	(1,016.2)		(667.9)		(15.6)
Carrying amount of the Company's interest in joint venture	44,494.0		36,686.1		$ 682.7
Revenue	237,876.1	$ 3,649.8	189,601.3	109,048.6
Net income/(loss)	43,381.3	665.6	27,320.6	11,866.4
Other comprehensive income	0.0	0.0	0.0	0.0
Total comprehensive income for the year	43,381.3	665.6	27,320.6	11,866.4
Depreciation and amortization	11,947.8	183.3	9,201.1	5,720.1
Interest income	(2,298.7)	(35.3)	(993.2)	(789.0)
Interest expense (net)	609.0	9.3	706.6	986.2
Income tax expense/(credit)	₨ 11,630.5	$ 178.5	₨ 9,014.4	₨ 4,339.4